Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-38328
Entity Registrant Name	LexinFintech Holdings Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27/F CES Tower
Entity Address, Address Line Two	No. 3099 Keyuan South Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001708259
Amendment Flag	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing
Auditor Opinion

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of LexinFintech Holdings Ltd. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations, of comprehensive income, of changes in shareholders’ equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Business Contact
Entity Address, Address Line One	27/F CES Tower
Entity Address, Address Line Two	No. 3099 Keyuan South Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518057
Contact Personnel Name	James Xigui Zheng
City Area Code	86
Local Phone Number	755 3637 8888
Entity Address, Country	CN
Contact Personnel Email Address	IR@lexin.com
ADS
Title of 12(b) Security	American depositary shares (one American depositary share representing two Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	LX
Security Exchange Name	NASDAQ
Ordinary shares
Entity Common Stock, Shares Outstanding	336,527,001
Class A Ordinary Shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Trading Symbol	LX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	265,184,774
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	71,342,227